FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Values Of Financial Instruments [Line Items]
Cash equivalents and federal funds sold, Carrying Amount	$ 27,151	$ 18,119	$ 22,904	$ 10,723
Securities available for sale, Carrying Amount	11,027	13,941
Other investment securities, Carrying Amount	2,209	2,259
Loans, net of allowance for loan loss, Carrying Amount	275,025	265,625
Accrued interest receivable, Carrying Amount	1,334	1,198
Cash equivalents and federal funds sold, Estimated Fair Value	27,151	18,119
Securities available for sale, Estimated Fair Value	11,027	13,941
Other investment securities, Estimated Fair Value	2,209	2,259
Loans, net of allowance for loan loss, Estimated Fair Value	291,274	268,060
Accrued interest receivable, Estimated Fair Value	1,334	1,198
Noninterest-bearing deposits, Carrying Amount	(50,350)	(48,935)
Interest-bearing deposits, Carrying Amount	(142,022)	(144,733)
Time deposits, Carrying Amount	(106,399)	(87,640)
Federal Funds Purchased, Carring Amount	0	(1,757)
FHLB advances, Carrying Amount	(1,692)	(1,808)
Accrued interest payable, Carrying Amount	(51)	(56)
Noninterest-bearing deposits, Estimated Fair Value	(50,350)	(48,935)
Interest-bearing deposits, Estimated Fair value	(142,022)	(144,733)
Time deposits, Estimated Fair Value	(106,283)	(85,771)
Federal funds purchased, Estimated Fair Value		(1,757)
FHLB Advances, Estimated Fair Value	(1,374)	(1,477)
Accrued interest payable, Estimated Fair Value	(51)	(56)
Fair Value, Inputs, Level 1 [Member]
Fair Values Of Financial Instruments [Line Items]
Cash equivalents and federal funds sold, Estimated Fair Value	27,151	18,119
Securities available for sale, Estimated Fair Value	0	0
Other investment securities, Estimated Fair Value	0	0
Loans, net of allowance for loan loss, Estimated Fair Value	0	0
Accrued interest receivable, Estimated Fair Value	0	0
Noninterest-bearing deposits, Estimated Fair Value	(50,350)	(48,935)
Interest-bearing deposits, Estimated Fair value	0	0
Time deposits, Estimated Fair Value	0	0
Federal funds purchased, Estimated Fair Value		0
FHLB Advances, Estimated Fair Value	0	0
Accrued interest payable, Estimated Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Values Of Financial Instruments [Line Items]
Cash equivalents and federal funds sold, Estimated Fair Value	0	0
Securities available for sale, Estimated Fair Value	11,027	13,941
Other investment securities, Estimated Fair Value	0	0
Loans, net of allowance for loan loss, Estimated Fair Value	0	0
Accrued interest receivable, Estimated Fair Value	0	0
Noninterest-bearing deposits, Estimated Fair Value	0	0
Interest-bearing deposits, Estimated Fair value	(142,022)	(144,733)
Time deposits, Estimated Fair Value	(106,283)	(85,771)
Federal funds purchased, Estimated Fair Value		(1,757)
FHLB Advances, Estimated Fair Value	(1,374)	(1,477)
Accrued interest payable, Estimated Fair Value	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Values Of Financial Instruments [Line Items]
Cash equivalents and federal funds sold, Estimated Fair Value	0	0
Securities available for sale, Estimated Fair Value	0	0
Other investment securities, Estimated Fair Value	2,209	2,259
Loans, net of allowance for loan loss, Estimated Fair Value	291,274	268,060
Accrued interest receivable, Estimated Fair Value	1,334	1,198
Noninterest-bearing deposits, Estimated Fair Value	0	0
Interest-bearing deposits, Estimated Fair value	0	0
Time deposits, Estimated Fair Value	0	0
Federal funds purchased, Estimated Fair Value		0
FHLB Advances, Estimated Fair Value	0	0
Accrued interest payable, Estimated Fair Value	$ (51)	$ (56)